Segment Reporting - Schedule of Total Non-Current Assets of Both Reportable Segments (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Total Non-Current Assets of Both Reportable Segments [Line Items]
Total non-current assets	€ 30,188	€ 34,900	€ 34,192
Europe [Member]
Schedule of Total Non-Current Assets of Both Reportable Segments [Line Items]
Total non-current assets	78,109	50,206	40,811
North America [Member]
Schedule of Total Non-Current Assets of Both Reportable Segments [Line Items]
Total non-current assets	(6,328)	54	126
Eliminations [Member]
Schedule of Total Non-Current Assets of Both Reportable Segments [Line Items]
Total non-current assets	€ (41,593)	€ (15,360)	€ (6,745)